Gold Bullion Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Interest accretion	$ 988,530	$ 819,060	$ 725,696
Gold bullion loans [member]
Balance	4,622,351	3,394,998
Loans received	287,800	1,310,660
Less: repayment of loans converted to shares	(130,670)	(324,475)
Less: conversion component of convertible loans	(120,000)	(151,000)
Interest accrued	375,921	337,012
Issuance of shares for interest payment	(311,015)	(236,369)
Interest accretion	268,280	272,991	449,460
Foreign exchange translation adjustment	5,460	18,534
Balance	$ 4,998,127	$ 4,622,351	$ 3,394,998